Shareholder's Equity (Details)	10 Months Ended
Dec. 31, 2020 $ / shares shares
Shareholder's Equity (Details) [Line Items]
Preference shares, authorized	1,000,000
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Temporary Equity, Shares Outstanding	41,676,632
Common Class A [Member]
Shareholder's Equity (Details) [Line Items]
Common stock, share authorized	200,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, share issued	9,178,368
Common stock, share outstanding	9,178,368
Temporary Equity, Shares Outstanding	41,676,632
Common Class B [Member]
Shareholder's Equity (Details) [Line Items]
Common stock, share authorized	20,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, share issued	12,713,750
Common stock, share outstanding	12,713,750
Common Class B [Member] | Over-Allotment Option [Member]
Shareholder's Equity (Details) [Line Items]
Common stock issued and outstanding, percentage	20.00%